Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	$ 159,602
2024	248,156
2025	284,931
2026	207,037
2027	337,139
2028 and thereafter	180,476
Total	$ 1,417,341	$ 1,380,648